Average Annual Total Returns{- Target Volatility Portfolio} - 02.28 VIP Target Volatility Portfolio Service, Service 2 PRO-12 - Target Volatility Portfolio	VIP Target Volatility Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Target Volatility Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Target Volatility Portfolio-Service VIP Return Before Taxes Since Inception		VIP Target Volatility Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Target Volatility Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Target Volatility Portfolio-Service 2 VIP Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1806 Past 1 year	F1806 Past 5 years	F1806 Since Inception
Total	12.16%	9.78%	8.18%	[1]	12.03%	9.63%	8.02%	[1]	28.71%	18.47%	15.97%	[1]	11.85%	10.76%	8.92%	[1]

[1]	(a)From February 13, 2013